Related party transactions - Corporation's equity in Evertec (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Carrying value of equity method investment	$ 298,988	$ 250,467
EVERTEC Inc.
Related Party Transaction
Carrying value of equity method investment	$ 110,299	$ 86,158